Restructuring Costs Cumulative Restructuring costs (Tables)	12 Months Ended
Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Costs [Table Text Block]

	Year Ended December 31, 2015
	Willis North America	Willis International	Willis GB	Willis Capital, Wholesale & Reinsurance	Corporate & other	Total
	(millions)
Termination benefits	$8	$8	$10	$7	$3	$36
Professional services and other	23	18	17	2	30	90
Total	$31	$26	$27	$9	$33	$126

	Year Ended December 31, 2014
	Willis North America	Willis International	Willis GB	Willis Capital, Wholesale & Reinsurance	Corporate & other	Total
	(millions)
Termination benefits	$3	$3	$9	$1	$—	$16
Professional services and other	—	2	1	—	17	20
Total	$3	$5	$10	$1	$17	$36

	Willis North America	Willis International	Willis GB	Willis Capital, Wholesale & Reinsurance	Corporate & other	Total
	(millions)

2014
Termination benefits	$3	$3	$9	$1	$—	$16
Professional services and other	—	2	1	—	17	20

2015
Termination benefits	$8	$8	$10	$7	$3	$36
Professional services and other	23	18	17	2	30	90

Total
Termination benefits	$11	$11	$19	$8	$3	$52
Professional services and other	23	20	18	2	47	110
Total	$34	$31	$37	$10	$50	$162

Schedule of Restructuring Reserve by Type of Cost [Table Text Block]

	Termination Benefits	Professional Services and other	Total
	(millions)
Balance at January 1, 2014	$—	$—	$—
Charges incurred	16	20	36
Cash payments	(11)	(14)	(25)
Balance at December 31, 2014	$5	$6	$11
Charges incurred	36	90	126
Cash payments	(26)	(85)	(111)
Balance at December 31, 2015	$15	$11	$26